Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .88 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .21%
SPDR S&P Global Natural Resources ETF 6,945 $ 362
Money Market Funds - 2 .67%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
1.38%
(a)
4,530,646 4,531
TOTAL INVESTMENT COMPANIES $ 4,893
PRIVATE INVESTMENT FUNDS - 65 .34 % Shares Held Value (000's)
Agriculture - 21 .19%
Ceres Farmland Holdings, LP
(b)
N/A $ 8,936
Hancock Timberland and Farmland Fund, LP
(b)
N/A 12,646
UBS AgriVest Farmland Fund
(b)
N/A 14,440
$ 36,022
Diversified Financial Services - 2 .08%
Sound Point CLO Fund, LP
(b),(c)
N/A 3,541
Energy - Alternate Sources - 9 .96%
ACIP Parallel Fund A, LP
(b)
N/A 1,963
Brookfield Super-Core Infrastructure Partners
Fund, LP
(b)
N/A 8,031
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 6,937
$ 16,931
Private Equity - 8 .85%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 7,036
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b),(c)
N/A 8,000
$ 15,036
Real Estate - 11 .99%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b),(c)
N/A 4,918
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,253
UBS Trumbull Property Growth & Income Fund
(b)
N/A 10,219
$ 20,390
REITs - 11 .27%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 19,163
TOTAL PRIVATE INVESTMENT FUNDS $ 111,083
COMMON STOCKS - 30 .24 % Shares Held Value (000's)
Agriculture - 0 .19%
Archer-Daniels-Midland Co 1,481 $ 115
Bunge Ltd 1,136 103
Darling Ingredients Inc
(c)
1,680 100
$ 318
Biotechnology - 0 .07%
Corteva Inc 2,148 116
Building Materials - 0 .09%
Fortune Brands Home & Security Inc 1,119 67
Geberit AG 95 46
Masco Corp 932 47
$ 160
Chemicals - 0 .51%
CF Industries Holdings Inc 1,362 117
Ecolab Inc 662 102
FMC Corp 1,097 117
ICL Group Ltd 12,101 111
Mosaic Co/The 2,147 101
Nutrien Ltd 1,377 110
Sociedad Quimica y Minera de Chile SA ADR 1,268 106
Yara International ASA 2,604 109
$ 873
Commercial Services - 0 .79%
Atlas Arteria Ltd 107,820 601
CCR SA 108,652 261
Transurban Group 47,856 476
$ 1,338
Consumer Products - 0 .07%
Avery Dennison Corp 779 126
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .05%
Core & Main Inc
(c)
3,755 $ 84
Diversified Financial Services - 0 .03%
RAM Essential Services Property Fund 106,090 58
Electric - 3 .90%
Brookfield Renewable Corp 10,291 366
Clearway Energy Inc - Class C 17,724 618
Constellation Energy Corp 6,267 359
CPFL Energia SA 61,387 362
EDP - Energias de Portugal SA 125,501 585
Emera Inc 9,535 447
Engie Brasil Energia SA 34,330 270
Entergy Corp 3,939 444
Iberdrola SA 63,184 658
National Grid PLC 48,884 628
NextEra Energy Inc 1,802 140
OGE Energy Corp 7,689 296
Public Service Enterprise Group Inc 9,726 615
Red Electrica Corp SA 14,659 278
SSE PLC 28,564 564
$ 6,630
Electronics - 0 .04%
Badger Meter Inc 865 70
Energy - Alternate Sources - 0 .69%
NextEra Energy Partners LP 7,708 572
Sunnova Energy International Inc
(c)
32,143 592
$ 1,164
Engineering & Construction - 0 .91%
AECOM 2,449 160
Aena SME SA
(c),(d)
2,002 255
Ferrovial SA 14,666 373
Grupo Aeroportuario del Pacifico SAB de CV 20,372 285
Grupo Aeroportuario del Sureste SAB de CV 6,286 124
Stantec Inc 2,635 115
Vinci SA 2,617 235
$ 1,547
Environmental Control - 0 .44%
China Water Affairs Group Ltd 128,000 119
Evoqua Water Technologies Corp
(c)
3,259 106
Kurita Water Industries Ltd 3,900 141
METAWATER Co Ltd 4,700 70
Montrose Environmental Group Inc
(c)
708 24
Pentair PLC 2,000 91
Tetra Tech Inc 1,376 188
$ 739
Food - 0 .15%
Ingredion Inc 1,420 125
Wilmar International Ltd 44,200 129
$ 254
Forest Products & Paper - 0 .55%
International Paper Co 2,776 116
Mondi PLC 6,934 123
Nine Dragons Paper Holdings Ltd 150,000 127
Smurfit Kappa Group PLC 3,323 112
Stora Enso Oyj 6,968 110
Suzano SA ADR 12,038 114
Svenska Cellulosa AB SCA 7,439 112
UPM-Kymmene Oyj 3,805 117
$ 931
Gas - 0 .70%
Enagas SA 18,786 415
Italgas SpA 35,900 210
Snam SpA 107,863 566
$ 1,191
Healthcare - Products - 0 .21%
Danaher Corp 1,394 353

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0 .04%
Sustainable Development Acquisition I Corp
(c)
6,844 $ 67
Sustainable Development Acquisition I Corp -
Warrants
(c)
8,311 1
$ 68
Home Builders - 0 .10%
DR Horton Inc 1,784 118
Persimmon PLC 2,222 51
$ 169
Housewares - 0 .07%
Scotts Miracle-Gro Co/The 1,420 112
Iron & Steel - 0 .55%
ArcelorMittal SA 4,191 94
Cleveland-Cliffs Inc
(c)
5,799 89
Fortescue Metals Group Ltd 9,321 112
Nippon Steel Corp 7,700 108
Novolipetsk Steel PJSC 3,680 —
Nucor Corp 1,015 106
POSCO Holdings Inc 576 103
Reliance Steel & Aluminum Co 691 117
Severstal PAO 4,878 —
Steel Dynamics Inc 1,574 104
Vale SA ADR 7,450 109
$ 942
Lodging - 0 .04%
Travel + Leisure Co 1,673 65
Machinery - Diversified - 0 .39%
Georg Fischer AG 912 45
IDEX Corp 630 115
Lindsay Corp 755 100
Mueller Water Products Inc - Class A 5,809 68
Xylem Inc/NY 2,080 163
Zurn Water Solutions Corp 6,281 171
$ 662
Metal Fabrication & Hardware - 0 .13%
Advanced Drainage Systems Inc 2,414 217
Mining - 1 .34%
Agnico Eagle Mines Ltd 2,538 116
Alcoa Corp 2,177 99
Anglo American PLC 2,746 98
Antofagasta PLC 7,219 102
Barrick Gold Corp 6,563 116
BHP Group Ltd 4,202 120
Boliden AB
(c)
3,210 103
First Quantum Minerals Ltd 4,645 88
Franco-Nevada Corp 950 125
Freeport-McMoRan Inc 3,440 101
Glencore PLC 20,433 111
Gold Fields Ltd ADR 14,394 131
Newcrest Mining Ltd 7,486 107
Newmont Corp 1,982 118
Norsk Hydro ASA 16,815 95
Polyus PJSC 815 —
Rio Tinto Ltd 1,639 117
South32 Ltd 37,485 102
Southern Copper Corp 2,175 109
Sumitomo Metal Mining Co Ltd 3,200 99
Teck Resources Ltd 3,242 99
Wheaton Precious Metals Corp 3,255 117
$ 2,273
Oil & Gas - 1 .80%
BP PLC 24,566 115
Canadian Natural Resources Ltd 2,032 109
Cenovus Energy Inc 5,799 110
Chevron Corp 770 112
ConocoPhillips 1,197 108
Coterra Energy Inc 3,915 101
Devon Energy Corp 1,794 99
Ecopetrol SA ADR 7,957 86
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Eni SpA 8,840 $ 105
EOG Resources Inc 982 108
Equinor ASA 3,506 122
Exxon Mobil Corp 1,401 120
Hess Corp 1,093 116
Imperial Oil Ltd 2,454 116
Marathon Petroleum Corp 1,321 109
Neste Oyj 2,940 131
Occidental Petroleum Corp 1,940 114
Petroleo Brasileiro SA ADR 9,688 113
Phillips 66 1,335 110
Pioneer Natural Resources Co 484 108
Reliance Industries Ltd
(c),(d)
2,001 131
Repsol SA 8,371 123
Shell PLC 4,490 117
Suncor Energy Inc 3,343 117
TotalEnergies SE 2,259 119
Valero Energy Corp 1,039 110
Woodside Energy Group Ltd 6,299 138
$ 3,067
Oil & Gas Services - 0 .28%
Aris Water Solution Inc 9,319 155
Baker Hughes Co 3,735 108
Halliburton Co 3,321 104
Schlumberger NV 2,927 105
$ 472
Packaging & Containers - 0 .43%
Amcor PLC 10,265 127
DS Smith PLC 34,816 118
Packaging Corp of America 856 118
Sealed Air Corp 2,161 125
SIG Group AG
(c)
6,156 136
Westrock Co 2,774 110
$ 734
Pipelines - 5 .68%
APA Group 75,014 584
Cheniere Energy Inc 9,778 1,301
DCP Midstream LP 22,758 673
Enbridge Inc 13,216 558
Energy Transfer LP 33,749 337
Enterprise Products Partners LP 13,304 324
Excelerate Energy Inc 2,003 40
Gibson Energy Inc 17,367 322
Hess Midstream LP 15,918 446
MPLX LP 22,553 657
ONEOK Inc 9,295 516
Pembina Pipeline Corp 13,891 491
Plains All American Pipeline LP 44,413 436
Targa Resources Corp 19,235 1,148
TC Energy Corp 2,730 141
Western Midstream Partners LP 31,699 770
Williams Cos Inc/The 29,362 917
$ 9,661
Private Equity - 0 .14%
Capitaland Investment Ltd/Singapore 59,700 164
Centuria Capital Group 55,092 69
$ 233
Real Estate - 1 .19%
Castellum AB 4,690 61
ESR Kendall Square REIT Co Ltd 18,759 81
Fabege AB 5,752 55
Hongkong Land Holdings Ltd 38,300 192
Midea Real Estate Holding Ltd
(d)
26,000 42
Mitsubishi Estate Co Ltd 15,000 217
Mitsui Fudosan Co Ltd 17,400 374
New World Development Co Ltd 52,750 190
Qualitas Ltd
(c)
84,176 91
Sun Hung Kai Properties Ltd 18,000 213
Vonovia SE 13,504 418

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Wihlborgs Fastigheter AB 10,604 $ 74
Zhongliang Holdings Group Co Ltd 98,500 17
$ 2,025
REITs - 7 .40%
Activia Properties Inc 31 93
Agree Realty Corp 1,430 103
AIMS APAC REIT 48,200 47
Alexandria Real Estate Equities Inc 378 55
Allied Properties Real Estate Investment Trust 4,300 111
American Homes 4 Rent 7,789 276
American Tower Corp 1,008 258
Apartment Income REIT Corp 1,881 78
Arena REIT 18,291 54
AvalonBay Communities Inc 414 80
Big Yellow Group PLC 17,793 285
Broadstone Net Lease Inc 4,833 99
CapitaLand Integrated Commercial Trust 79,033 124
Centuria Industrial REIT 41,395 81
Centuria Office REIT 24,576 29
CFE Capital S de RL de CV 56,690 71
Charter Hall Group 3,042 23
CRE Logistics REIT Inc 55 77
Crown Castle International Corp 2,510 423
CubeSmart 7,300 312
Daiwa House REIT Investment Corp 92 209
Daiwa Office Investment Corp 15 77
Dexus 25,510 157
Digital Core REIT Management Pte Ltd
(c)
120,300 93
Dream Industrial Real Estate Investment Trust 27,000 253
Equinix Inc 286 188
ESR-LOGOS REIT 251,188 73
Essex Property Trust Inc 196 51
First Industrial Realty Trust Inc 3,200 152
Gaming and Leisure Properties Inc 10,570 485
Gecina SA 1,007 95
Goodman Group 6,745 83
Healthcare Realty Trust Inc 3,803 103
Healthcare Trust of America Inc 4,584 128
HealthCo REIT 11,326 11
Independence Realty Trust Inc 17,619 365
Industrial & Infrastructure Fund Investment Corp 60 79
Industrial Logistics Properties Trust 11,461 161
Ingenia Communities Group 19,978 55
Inmobiliaria Colonial Socimi SA 13,226 85
InvenTrust Properties Corp 2,067 53
Invitation Homes Inc 14,223 506
Irongate Group 72,388 95
Japan Metropolitan Fund Invest 126 98
Klepierre SA 3,716 72
Lendlease Global Commercial REIT 107,361 61
Life Science Reit PLC
(c)
102,469 120
Medical Properties Trust Inc 18,880 288
Merlin Properties Socimi SA 18,214 176
Minto Apartment Real Estate Investment Trust
(d)
2,300 26
Mitsubishi Estate Logistics REIT Investment
Corp
(c)
25 85
National Storage Affiliates Trust 4,400 220
Nexus Industrial REIT 24,200 182
NSI NV 6,236 215
Park Hotels & Resorts Inc 10,634 144
Plymouth Industrial REIT Inc 6,414 113
Prologis Inc 4,929 580
Rexford Industrial Realty Inc 3,141 181
Sabra Health Care REIT Inc 19,632 274
Saul Centers Inc 4,626 218
Segro PLC 27,968 334
Sekisui House Reit Inc 351 208
SF Real Estate Investment Trust 302,000 133
STORE Capital Corp 4,945 129
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Summit Industrial Income REIT 19,830 $ 264
Sun Communities Inc 3,489 556
Sunstone Hotel Investors Inc
(c)
13,550 134
UNITE Group PLC/The 6,901 90
Ventas Inc 11,524 593
VICI Properties Inc 18,123 540
Welltower Inc 2,434 200
Weyerhaeuser Co 3,404 113
$ 12,583
Telecommunications - 0 .02%
Eutelsat Communications SA 3,597 41
Transportation - 0 .21%
Getlink SE 20,325 360
Water - 1 .04%
American Water Works Co Inc 3,036 452
Essential Utilities Inc 9,175 421
Grupo Rotoplas SAB de CV
(c)
39,100 49
Middlesex Water Co 542 47
Pennon Group PLC 5,463 63
SJW Group 1,531 95
United Utilities Group PLC 25,781 321
Veolia Environnement SA 11,942 293
York Water Co/The 859 35
$ 1,776
TOTAL COMMON STOCKS $ 51,412
CONVERTIBLE PREFERRED STOCKS
- 0 .04 % Shares Held Value (000's)
REITs - 0 .04%
RPT Realty 7.25%
(e)
1,650 $ 79
TOTAL CONVERTIBLE PREFERRED STOCKS $ 79
BONDS - 3 .23%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3 .23%
Benchmark 2019-B11 Mortgage Trust
3.00%, 05/15/2052
(d)
$ 310 $ 231
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(d),(f),(g)
1,750 95
3.00%, 08/15/2057
(d)
1,750 989
Benchmark 2020-B20 Mortgage Trust
1.66%, 10/15/2053
(d),(f),(g)
3,250 315
Benchmark 2021-B28 Mortgage Trust
1.49%, 08/15/2054
(d),(f),(g)
4,000 384
Benchmark 2021-B29 Mortgage Trust
2.00%, 09/15/2054
(d)
1,000 634
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,400 780
Freddie Mac Multifamily Structured Pass
Through Certificates
2.53%, 03/25/2049
(f),(g)
6,890 757
GS Mortgage Securities Trust 2013-GCJ14
4.88%, 08/10/2046
(d),(g)
539 508
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(d),(g)
1,000 799
$ 5,492
TOTAL BONDS $ 5,492
Total Investments $ 172,959
Other Assets and Liabilities -  (1.73)% (2,957)
TOTAL NET ASSETS - 100.00% $ 170,002
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2022 (unaudited)
See accompanying notes.

(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,189 or 3.05% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 42 .99%
Consumer, Non-cyclical 22 .67%
Energy 18 .41%
Utilities 5 .64%
Mortgage Securities 3 .23%
Basic Materials 2 .95%
Money Market Funds 2 .67%
Industrial 2 .64%
Consumer, Cyclical 0 .26%
Investment Companies 0 .21%
Diversified 0 .04%
Communications 0 .02%
Other Assets and Liabilities
( 1 .73 ) %
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 03/08/2022 $ 1,961 $ 1,963 N/A 1.16%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(b)
03/31/2022 5,000 4,918 90 2.89%
Brookfield Super-Core Infrastructure Partners Fund, LP
(c)
07/01/2021 - 06/27/2022 8,000 8,031 N/A 4.72%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 17,142 19,163 90 11.27%
CBRE Caledon Global Infrastructure Fund (International),
LP
(e)
07/16/2021 6,322 6,937 N/A 4.08%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 8,936 N/A 5.26%
GDIF US Hedged Feeder Fund, LP
(g)
04/23/2021 - 04/19/2022 6,996 7,036 N/A 4.14%
Hancock Timberland and Farmland Fund, LP
(h)
08/12/2020 - 12/17/2021 12,003 12,646 N/A 7.44%
HarbourVest Infrastructure Income Delaware Parallel
Partnership, LP
(i)
06/27/2022 8,000 8,000 90 4.71%
PGIM Real Estate US Debt Fund, LP
(j)
04/30/2021, 06/30/2021 5,238 5,253 N/A 3.09%
Sound Point CLO Fund, LP
(k)
08/06/2019 4,000 3,541 60 2.08%
UBS AgriVest Farmland Fund
(l)
07/01/2020 - 06/30/2021 13,261 14,440 60 8.49%
UBS Trumbull Property Growth & Income Fund
(m)
07/01/2020 - 12/30/2021 7,633 10,219 60 6.01%
Total $ 111,083 65.34%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(c) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments. Redemptions are subject to a three-year holding period from the acquisition date.
(h) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(i) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(j) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(k) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2022 (unaudited)
See accompanying notes.

(l) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(m) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.
Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
June 30, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

June 30, 2022 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

June 30, 2022 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of June 30, 2022 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 5,492 $ — $ 5,492
Common Stocks
Basic Materials 2,627 2,392 — 5,019
Communications — 41 — 41
Consumer, Cyclical 379 51 — 430
Consumer, Non-cyclical 1,299 1,206 — 2,505
Diversified 68 — — 68
Energy 12,679 1,685 — 14,364
Financial 9,066 5,833 — 14,899
Industrial 2,591 1,898 — 4,489
Utilities 5,016 4,581 — 9,597
Convertible Preferred Stocks 79 — — 79
Investment Companies 4,893 — — 4,893
Total $ 38,697 $ 23,179 $ — $ 61,876
Investments Using NAV as practical expedient
Private Investment Funds 111,083
Total investments in securities $ — $ — $ — $ 172,959